Expense Example - VanEck EM Focus Inflation Bond ETF - VanEck EM Focus Inflation Bond ETF Class	12 Months Ended
Sep. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97